Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		8 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2024
Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Loss Allocation, Stock		$ (21,936)		$ (47,192)
Weighted Average Shares Outstanding, Stock (in Shares)		15,013,655		7,765,381
Loss Per Share – Basic and Diluted, Stock (in Dollars per share)		$ (1.46)		$ (6.08)
Loss Allocation, Net loss	$ (7,077)	$ (28,623)	$ (22,243)	$ (57,943)
Series A Preferred Stock [Member]
Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Loss Allocation, Stock		$ (697)		$ (1,121)
Weighted Average Shares Outstanding, Stock (in Shares)		477		184
Loss Per Share – Basic and Diluted, Stock (in Dollars per share)		$ (1,460.62)		$ (6,077.13)
Series B Preferred Stock [Member]
Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Loss Allocation, Stock		$ (5,990)		$ (9,630)
Weighted Average Shares Outstanding, Stock (in Shares)		49,191		19,015
Loss Per Share – Basic and Diluted, Stock (in Dollars per share)		$ (121.77)		$ (506.44)